Future Minimum Lease Payments by Year and in Aggregate (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Leases Disclosure [Line Items]
Capital leases, future minimum payments due 2013	$ 1
Capital leases, future minimum payments due 2014	1
Capital leases, future minimum payments due 2015
Capital leases, future minimum payments due 2016
Capital leases, future minimum payments due 2017
Capital leases, future minimum payments due thereafter
Total minimum lease payments	2
Amounts representing interest
Present value of net minimum payments	2
Current portion	1
Noncurrent portion	1
Operating leases, future minimum payments due 2013	23
Operating leases, future minimum payments due 2014	19
Operating leases, future minimum payments due 2015	13
Operating leases, future minimum payments due 2016	11
Operating leases, future minimum payments due 2017	10
Operating leases, future minimum payments due thereafter	82
Operating leases, future minimum payments due, total	$ 158